Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories
Finished products	$ 2,604	$ 2,797
Work in progress	767	690
Consumable inventory	903	956
Total	4,274	4,443
Provision for net realizable value	$ 24	$ (4)	$ 86